Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive income (loss):
Net income (loss)	$ 1,562	$ 198	$ 714
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes of $14, $—, and $— in 2021, 2020, and 2019, respectively	(40)	(2)	0
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes of ($14), $—, and $— in 2021, 2020, and 2019, respectively	41	1	0
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the year, net of taxes of ($18), ($27), and ($20) in 2021, 2020, and 2019, respectively	51	81	59
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit), net of taxes of ($4), ($7), and ($4) in 2021, 2020, and 2019, respectively	11	23	12
Other comprehensive income (loss)	63	103	71
Comprehensive income (loss)	1,625	301	785
Less: Comprehensive income (loss) attributable to noncontrolling interests	45	(13)	(136)
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ 1,580	$ 314	$ 921